FINANCIAL INSTRUMENTS (Schedule of Financial Liabilities based on Contractual Undiscounted Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables	$ 18,036	$ 16,277
Other accounts payables	5,820	5,614
Long term loans and capital leases (including interest)	2,095	1,903
Financial liabilities	25,951	23,794
Less than one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables	18,036	16,277
Other accounts payables	5,820	5,614
Long term loans and capital leases (including interest)	669	464
Financial liabilities	24,525	22,355
1 to 2 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables
Other accounts payables
Long term loans and capital leases (including interest)	634	461
Financial liabilities	634	461
2 to 3 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables
Other accounts payables
Long term loans and capital leases (including interest)	532	429
Financial liabilities	532	429
3 to 5 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables
Other accounts payables
Long term loans and capital leases (including interest)	260	549
Financial liabilities	$ 260	$ 549